Finance costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Costs [abstract]
Interest on interest-bearing liabilities	$ 599	$ 350	$ 229
Interest on lease liabilities	106	102	102
Accretion charge	288	293	238
Other finance costs	39	30	49
Less: Finance costs capitalised against qualifying assets	(733)	(410)	(311)
Total finance costs	$ 299	$ 365	$ 307